COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of provisions and contingent liabilities [Table Text Block]
	Termination benefits	Legal disputes	Sales tax	Total
Balance as at December 31, 2022	$183	$3,030	$1,831	$5,044
Payments/Settlements	(183)	(98)	-	(281)
Additional provisions	-	-	389	389
Foreign currency translation	-	36	-	36
Balance as at June 30, 2023	$-	$2,968	$2,220	$5,188

Thousands of United States dollars	Termination benefits	Legal disputes	Sales tax	Total
Balance as at December 31, 2021	$352	$1,681	$-	$2,033

Acquired through business combinations	-	3,030	982	4,012

Payments/Settlements	(352)	(1,681)	-	(2,033)

Additional provisions	183	-	849	1,032

Balance as at December 31, 2022	$183	$3,030	$1,831	$5,044